DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 48.7%
	AEROSPACE & DEFENSE - 1.0%
424	General Dynamics Corporation(a)	$ 89,960

	ASSET MANAGEMENT - 1.9%
363	Ameriprise Financial, Inc.	91,458
2,983	Carlyle Group, Inc. (The)	77,081
		168,539
	BEVERAGES - 2.0%
1,574	Coca-Cola Company (The)	88,175
564	PepsiCo, Inc.	92,079
		180,254
	BIOTECH & PHARMA - 6.4%
1,441	Bristol-Myers Squibb Company	102,441
1,530	Gilead Sciences, Inc.	94,386
603	Johnson & Johnson	98,506
1,138	Merck & Company, Inc.	98,005
2,148	Pfizer, Inc.	93,996
10,168	Viatris, Inc.	86,631
		573,965
	CHEMICALS - 1.0%
1,171	LyondellBasell Industries N.V., Class A(a)	88,153

	DIVERSIFIED INDUSTRIALS - 1.0%
498	Illinois Tool Works, Inc.	89,964

	ELECTRIC UTILITIES - 2.9%
2,454	FirstEnergy Corporation	90,799
2,484	Hawaiian Electric Industries, Inc.	86,095
2,349	NRG Energy, Inc.(a)	89,896
		266,790
	FOOD - 1.0%
1,336	Kellogg Company	93,066

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 48.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.0%
775	Quest Diagnostics, Inc.	$ 95,085

	HOUSEHOLD PRODUCTS - 1.0%
673	Clorox Company (The)	86,406

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
1,038	Evercore, Inc.	85,376
4,221	Virtu Financial, Inc., Class A	87,670
		173,046
	INSURANCE - 1.9%
3,265	Equitable Holdings, Inc.	86,033
1,298	Principal Financial Group, Inc.	93,650
		179,683
	LEISURE FACILITIES & SERVICES - 2.1%
785	Darden Restaurants, Inc.	99,161
1,488	Wyndham Hotels & Resorts, Inc.	91,289
		190,450
	MEDICAL EQUIPMENT & DEVICES - 1.0%
946	Abbott Laboratories(a)	91,535

	METALS & MINING - 1.0%
2,065	Southern Copper Corporation(a)	92,594

	OIL & GAS PRODUCERS - 3.7%
1,374	Devon Energy Corporation(b)	82,619
1,587	ONEOK, Inc.	81,318
384	Pioneer Natural Resources Company	83,148
828	Valero Energy Corporation	88,471
		335,556
	RETAIL - DISCRETIONARY - 1.8%
1,373	Best Buy Company, Inc.	86,966
653	Williams-Sonoma, Inc.(a)	76,956
		163,922

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 48.7% (Continued)
	RETAIL REIT - 1.0%
953	Simon Property Group, Inc.(a)	$ 85,532

	SEMICONDUCTORS - 2.0%
1,488	Microchip Technology, Inc.(a)	90,813
588	Texas Instruments, Inc.	91,010
		181,823
	SPECIALTY FINANCE - 3.7%
968	Discover Financial Services	88,010
2,485	Fidelity National Financial, Inc.	89,956
2,781	OneMain Holdings, Inc.	82,095
2,967	Synchrony Financial	83,640
		343,701
	SPECIALTY REITS - 1.8%
1,844	Iron Mountain, Inc.	81,081
1,035	Lamar Advertising Company, Class A	85,377
		166,458
	TECHNOLOGY HARDWARE - 1.0%
2,169	Cisco Systems, Inc.	86,760

	TECHNOLOGY SERVICES - 2.9%
1,136	Amdocs Ltd.	90,256
1,538	Cognizant Technology Solutions Corporation, Class A	88,343
756	International Business Machines Corporation	89,820
		268,419
	TELECOMMUNICATIONS - 1.8%
9,764	Lumen Technologies, Inc.(a)	71,082
2,325	Verizon Communications, Inc.	88,280
		159,362
	TRANSPORTATION & LOGISTICS - 0.9%
499	United Parcel Service, Inc., Class B	80,608

	TRANSPORTATION EQUIPMENT - 1.0%
2,681	Allison Transmission Holdings, Inc.	90,511

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

		Fair Value

	TOTAL COMMON STOCKS (Cost $5,033,529)	$ 4,422,142
Shares
	EXCHANGE-TRADED FUNDS — 49.9%
	FIXED INCOME - 49.9%
16,392	iShares 1-3 Year Treasury Bond ETF	1,331,194
21,657	Schwab Short-Term U.S. Treasury ETF(a)	1,045,167
24,209	SPDR Portfolio Short Term Treasury ETF	699,882
25,456	Vanguard Short-Term Treasury ETF	1,471,102
		4,547,345

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,614,289)	4,547,345

	SHORT-TERM INVESTMENTS — 22.6%
	COLLATERAL FOR SECURITIES LOANED - 20.8%
1,893,084	Mount Vernon Liquid Assets Portfolio, LLC, 3.18% (Cost $1,893,084)(b) (c)	1,893,084

	MONEY MARKET FUNDS - 1.8%
161,215	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $161,215)(c)	161,215

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,054,299)	2,054,299

	TOTAL INVESTMENTS - 121.2% (Cost $11,702,117)	$ 11,023,786
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.2)%	(1,928,966)
	NET ASSETS - 100.0%	$ 9,094,820

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $1,836,131.

(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $1,893,084 at September 30, 2022.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 47.0%
	AEROSPACE & DEFENSE - 1.9%
2,515	General Dynamics Corporation	$ 533,608
1,370	Lockheed Martin Corporation	529,217
		1,062,825
	ASSET MANAGEMENT - 2.0%
2,149	Ameriprise Financial, Inc.	541,441
2,602	LPL Financial Holdings, Inc.	568,485
		1,109,926
	BEVERAGES - 0.9%
9,336	Coca-Cola Company (The)	523,003

	BIOTECH & PHARMA - 3.2%
1,912	Eli Lilly and Company(a)	618,245
6,749	Merck & Company, Inc.	581,224
2,043	Vertex Pharmaceuticals, Inc.(b)	591,530
		1,790,999
	CHEMICALS - 1.7%
5,566	CF Industries Holdings, Inc.	535,727
10,542	Olin Corporation(a)	452,041
		987,768
	ELECTRIC UTILITIES - 0.9%
13,936	NRG Energy, Inc.	533,331

	ENTERTAINMENT CONTENT - 1.0%
14,744	ROBLOX Corporation, Class A(a),(b)	528,425

	FOOD - 3.0%
7,500	General Mills, Inc.	574,574
2,564	Hershey Company (The)(a)	565,285
7,241	Lamb Weston Holdings, Inc.	560,309
		1,700,168
	HEALTH CARE FACILITIES & SERVICES - 2.9%
1,188	Elevance Health, Inc.	539,637
1,708	Molina Healthcare, Inc.(b)	563,367

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 47.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.9% (Continued)
1,109	UnitedHealth Group, Inc.	$ 560,089
		1,663,093
	INDUSTRIAL SUPPORT SERVICES - 0.9%
1,036	WW Grainger, Inc.	506,801

	INSURANCE - 2.9%
19,367	Equitable Holdings, Inc.	510,320
2,678	Erie Indemnity Company, Class A	595,346
7,704	Principal Financial Group, Inc.	555,844
		1,661,510
	OIL & GAS PRODUCERS - 1.7%
8,107	Occidental Petroleum Corporation	498,175
76,841	Southwestern Energy Company(b)	470,267
		968,442
	PUBLISHING & BROADCASTING - 0.9%
3,007	Nexstar Media Group, Inc.	501,718

	RETAIL - CONSUMER STAPLES - 1.0%
7,749	BJ's Wholesale Club Holdings, Inc.(a),(b)	564,205

	RETAIL - DISCRETIONARY - 4.7%
4,615	AutoNation, Inc.(a),(b)	470,130
9,841	Builders FirstSource, Inc.(a),(b)	579,832
3,691	Genuine Parts Company	551,140
4,879	Penske Automotive Group, Inc.	480,240
1,372	Ulta Beauty, Inc.(b)	550,433
		2,631,775
	SELF-STORAGE REIT - 1.0%
1,741	Public Storage	509,782

	SEMICONDUCTORS - 4.6%
1,156	Broadcom, Inc.	513,276
10,691	Lattice Semiconductor Corporation(b)	526,104
8,829	Microchip Technology, Inc.(a)	538,833

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 47.0% (Continued)
	SEMICONDUCTORS - 4.6% (Continued)
8,387	ON Semiconductor Corporation(a),(b)	$ 522,762
4,355	QUALCOMM, Inc.	492,028
		2,593,003
	SOFTWARE - 3.7%
3,313	Cadence Design Systems, Inc.(b)	541,444
5,484	Datadog, Inc.(a),(b)	486,870
4,082	Manhattan Associates, Inc.(b)	543,027
1,664	Synopsys, Inc.(b)	508,369
		2,079,710
	SPECIALTY FINANCE - 0.9%
3,790	American Express Company	511,309

	SPECIALTY REITS - 0.8%
10,928	Iron Mountain, Inc.	480,504

	TECHNOLOGY HARDWARE - 1.9%
4,805	Arista Networks, Inc.(b)	542,436
19,910	Pure Storage, Inc., Class A(b)	544,937
		1,087,373
	TECHNOLOGY SERVICES - 3.8%
6,734	Amdocs Ltd.	535,016
2,355	Automatic Data Processing, Inc.	532,677
1,325	FactSet Research Systems, Inc.	530,146
2,995	Jack Henry & Associates, Inc.	545,899
		2,143,738
	TELECOMMUNICATIONS - 0.7%
57,878	Lumen Technologies, Inc.(a)	421,352

	TOTAL COMMON STOCKS (Cost $28,160,788)	26,560,760

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.2%
	FIXED INCOME - 51.2%
104,500	iShares 1-3 Year Treasury Bond ETF	$ 8,486,445
138,083	Schwab Short-Term U.S. Treasury ETF(a)	6,663,886
154,367	SPDR Portfolio Short Term Treasury ETF	4,462,750
162,304	Vanguard Short-Term Treasury ETF	9,379,549
		28,992,630

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,371,382)	28,992,630

	SHORT-TERM INVESTMENTS — 17.3%
	COLLATERAL FOR SECURITIES LOANED - 15.3%
8,643,951	Mount Vernon Liquid Assets Portfolio, LLC, 3.18% (Cost $8,643,951)(c) (d)	8,643,951

	MONEY MARKET FUNDS - 2.0%
1,131,476	Fidelity Government Portfolio Institutional Class, 2.73% (Cost $1,131,476)(c)	1,131,476

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,775,427)	9,775,427

	TOTAL INVESTMENTS - 115.5% (Cost $68,307,597)	$ 65,328,817
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.5)%	(8,749,199)
	NET ASSETS - 100.0%	$ 56,579,618

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2022 was $8,408,644.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.
(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2022. Total collateral had a value of $8,643,951 at September 30, 2022.